Warrants - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Sep. 27, 2024	Feb. 08, 2022	Sep. 03, 2021	Sep. 30, 2024	Sep. 30, 2023	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2022
IFRS Class of Warrant or Right [Line Items]
Warrants, earliest exercise date, period from initial public offering if not earlier than 30 days after the Business Combination		1 year
Warrants, earliest exercise date, period from Business Combination if not earlier than one year after the initial public offering			30 days
Warrants expiration term			5 years
Number of shares issuable per warrant			1
Exercise price, warrants			$ 287.50
Redemption of warrants, notice period			30 days
Dividend yield (as percent)								0.00%
Volatility (as percent)								50.00%
Risk-free rate (as percent)								0.10%
Shares issued (in shares)	5,440,000			5,440,000			5,003,184
Price per share	$ 2.50			$ 2.50
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Number of days of volume-weighted average price of the shares			10 days
Threshold trading days following the notice of redemption			10 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 250.00
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price			450.00
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)			$ 2.50
Period during which trading share price is measured to determine whether entity's right to redemption is triggered			30 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 250.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants			20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 450.00
Period for entity to give notice of redemption after end of measurement period			3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)			$ 0.25
Period during which trading share price is measured to determine whether entity's right to redemption is triggered			30 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 450.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants			20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Period for entity to give notice of redemption after end of measurement period			3 days
Private Warrants
IFRS Class of Warrant or Right [Line Items]
Dividend yield (as percent)			0.00%
Volatility (as percent)			60.00%
Risk-free rate (as percent)			3.50%
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)			$ 2.50
Period during which trading share price is measured to determine whether entity's right to redemption is triggered			30 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 250.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants			20 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 450.00
Period for entity to give notice of redemption after end of measurement period			3 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price			$ 450.00
February 2023 Investor Warrants
IFRS Class of Warrant or Right [Line Items]
Proceeds from issue of shares and warrants					$ 16.2	$ 20.0
Exercise price, warrants						$ 2.00
Number of shares sold						400,000
Number of shares purchasable on exercise of warrants issued						300,000
Combined purchase price per ordinary share and accompanying warrant						$ 2.00
February 2023 Placement Agent Warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants						$ 2.50
Number of shares purchasable on exercise of warrants issued						22,000
September 2023 Investor Warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants					$ 0.78
Number of shares sold					830,227
Number of shares purchasable on exercise of warrants issued					830,227
Combined purchase price per ordinary share and accompanying warrant					$ 0.78
September 2023 Investor Warrants | Existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria
IFRS Class of Warrant or Right [Line Items]
Number of shares sold					317,407
Number of shares purchasable on exercise of warrants issued					317,407
Combined purchase price per ordinary share and accompanying warrant					$ 0.78
September 2023 Placement Agent Warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants					$ 0.975
Number of shares purchasable on exercise of warrants issued					28,205
September 2024 investor warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants				$ 2.50			$ 2.50
Number of ordinary shares called by warrants				5,440,000			5,440,000
Warrants, maximum period after issuance when warrants terminate				5 years
Warrants, number of trading days that share price must exceed threshold value to trigger right to exercise				60 days
Warrants, period during which warrants are exercisable after exercise date				1 year
Warrants, minimum period after issuance when warrants become exercisable				1 year
September 2024 investor warrants | Minimum
IFRS Class of Warrant or Right [Line Items]
Warrants, share price that triggers right to exercise warrants				$ 5.00